Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 77,648	$ 11,391	$ 4,361
Marketable securities	8,989	26,624	46,382
Short-term restricted cash			38
Receivable from collaborative partners	383	397	846
Prepaid and other current assets	866	689	1,052
Total current assets	87,886	39,101	52,679
Property and equipment, net	3,976	4,631	5,532
Other long-term assets	184	359	368
Total assets	92,046	44,091	58,579
Liabilities, convertible preferred stock and stockholders' equity (deficit)
Accounts payable	3,760	2,470	2,452
Accrued personnel-related expenses	2,096	2,250	2,269
Payable to collaborative partner			3,000
Other accrued liabilities	685	303	321
Preferred stock warrant liability		563	682
Deferred revenue, current portion	9,015	7,498	4,005
Deferred rent, current portion	354
Total current liabilities	15,910	13,084	12,729
Deferred revenue, long-term portion	8,418	7,258	3,372
Deferred rent, long-term portion	2,283	2,448	1,991
Other long-term liabilities	729	897	1,130
Commitments
Common stock	17	1	1
Preferred stock
Additional paid-in capital	208,945	6,816	4,990
Accumulated other comprehensive income	1	7	10
Accumulated deficit	(144,257)	(122,702)	(95,107)
Total stockholders' equity (deficit)	64,706	(115,878)	(90,106)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	92,046	44,091	58,579
Series A convertible preferred stock [Member]
Liabilities, convertible preferred stock and stockholders' equity (deficit)
Preferred stock		84,600	84,600
Series A1 convertible preferred stock [Member]
Liabilities, convertible preferred stock and stockholders' equity (deficit)
Preferred stock		11,000	11,000
Series A2 convertible preferred stock [Member]
Liabilities, convertible preferred stock and stockholders' equity (deficit)
Preferred stock		33,863	33,863
Series A3 convertible preferred stock [Member]
Liabilities, convertible preferred stock and stockholders' equity (deficit)
Preferred stock		6,819
Convertible preferred stock [Member]
Liabilities, convertible preferred stock and stockholders' equity (deficit)
Preferred stock		$ 136,282